Notes payable - Schedule of notes payable (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 29, 2023	Mar. 21, 2023	Dec. 31, 2022
Notes payable
Notes payable, gross	$ 607,456
Less: Unamortized debt discount, debt premium and deferred financing fees	(19,689)			$ (28,981)
Total notes payable, net of unamortized debt discount/premium and deferred financing fees	587,767			622,670
Less: Current portion of notes payable	(39,478)			(51,882)
Notes payable	548,289			570,788
Senior Secured Notes – 2026
Notes payable
Notes payable, gross	475,000			475,000
Bloom Notes – 2023
Notes payable
Notes payable, gross	0		$ 44,000	50,000
Bloom Notes – 2024
Notes payable
Notes payable, gross	47,500	$ 47,500	$ 46,000	50,000
Bloom Notes – 2025
Notes payable
Notes payable, gross	60,000			60,000
Seller notes payable
Notes payable
Notes payable, gross	6,567			6,728
Total notes payable, net of unamortized debt discount/premium and deferred financing fees	6,600
Other notes payable
Notes payable
Notes payable, gross	$ 18,389			$ 9,923